Share-based payments - Disclosure of Warrants Outstanding (Details)											6 Months Ended
	Jun. 30, 2023 shares	Apr. 20, 2021 shares benefeciary € / shares	Mar. 17, 2020 shares benefeciary € / shares	Mar. 29, 2019 shares benefeciary € / shares	Jul. 27, 2018 shares benefeciary € / shares	Mar. 06, 2018 shares benefeciary € / shares	Jun. 25, 2015 shares benefeciary € / shares	Feb. 10, 2015 shares benefeciary € / shares	Sep. 16, 2014 shares benefeciary € / shares	Apr. 10, 2013 shares benefeciary € / shares	Jun. 30, 2023 shares € / shares
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards outstanding (in shares)	3,974,343										3,974,343
BSA 2013
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)										200,000
Number of shares issued (in shares)										10,000
Total number of shares to which the awards were likely to give right (in shares)										10,000
BSA issue price (in euro pere share) | € / shares										€ 2.50
Exercise price (in euros per share) | € / shares										€ 6.37
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	10,000
Total number of awards outstanding (in shares)	0										0
Total number of awards available for subscription (in shares)	0										0
Maximum total number of awards that may be subscribed (in shares)	0										0
BSA 2013 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)										0
BSA 2013 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary										1
BSA 2014
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)									100,000
Number of shares issued (in shares)									14,000
Total number of shares to which the awards were likely to give right (in shares)									14,000
BSA issue price (in euro pere share) | € / shares									€ 4.87
Exercise price (in euros per share) | € / shares									€ 17.67		€ 17.67
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	4,000
Total number of awards outstanding (in shares)	10,000										10,000
Total number of awards available for subscription (in shares)	0										0
Maximum total number of awards that may be subscribed (in shares)	10,000										10,000
BSA 2014 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)									8,000
BSA 2014 | Alain HERRERA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)									4,000
BSA 2014 | Christophe DOUAT (observer)
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)									4,000
BSA 2014 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary									1
BSA 2015-1
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)								100,000
Number of shares issued (in shares)								26,000
Total number of shares to which the awards were likely to give right (in shares)								26,000
BSA issue price (in euro pere share) | € / shares								€ 4.87
Exercise price (in euros per share) | € / shares								€ 17.67
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	5,000
Total number of awards outstanding (in shares)	21,000										21,000
Total number of awards available for subscription (in shares)	0										0
Maximum total number of awards that may be subscribed (in shares)	21,000										21,000
BSA 2015-1 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)								15,000
BSA 2015-1 | Anne-Marie GRAFFIN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)								5,000
BSA 2015-1 | Enno SPILLNER
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)								3,000
BSA 2015-1 | Alain HERRERA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)								5,000
BSA 2015-1 | Christophe DOUAT (observer)
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)								2,000
BSA 2015-1 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary								2
BSA 2015-2 (a)
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)							100,000
Number of shares issued (in shares)							64,000
Total number of shares to which the awards were likely to give right (in shares)							64,000
BSA issue price (in euro pere share) | € / shares							€ 5.00
Exercise price (in euros per share) | € / shares							€ 19.54
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	64,000										64,000
Total number of awards available for subscription (in shares)	0										0
Maximum total number of awards that may be subscribed (in shares)	64,000										64,000
BSA 2015-2 (a) | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)							0
BSA 2015-2 (a) | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary							1
BSA 2018
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)						116,000
Number of shares issued (in shares)						18,000
Total number of shares to which the awards were likely to give right (in shares)						18,000
BSA issue price (in euro pere share) | € / shares						€ 1.62
Exercise price (in euros per share) | € / shares						€ 13.55
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	18,000
Total number of awards outstanding (in shares)	0										0
Total number of awards available for subscription (in shares)	0										0
Maximum total number of awards that may be subscribed (in shares)	0										0
BSA 2018 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						12,700
BSA 2018 | Anne-Marie GRAFFIN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						2,900
BSA 2018 | Enno SPILLNER
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						4,000
BSA 2018 | Alain HERRERA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						2,900
BSA 2018 | Christophe DOUAT (observer)
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						2,900
BSA 2018 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary						1
BSA 2018-1
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)						116,000
Number of shares issued (in shares)						10,000
Total number of shares to which the awards were likely to give right (in shares)						10,000
BSA issue price (in euro pere share) | € / shares						€ 1.62
Exercise price (in euros per share) | € / shares						€ 13.55
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	10,000
Total number of awards outstanding (in shares)	0										0
Total number of awards available for subscription (in shares)	0										0
Maximum total number of awards that may be subscribed (in shares)	0										0
BSA 2018-1 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						0
BSA 2018-1 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary						1
BSA 2018-2
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)					140,000
Number of shares issued (in shares)					5,820
Total number of shares to which the awards were likely to give right (in shares)					5,820
BSA issue price (in euro pere share) | € / shares					€ 2.36
Exercise price (in euros per share) | € / shares					€ 16.10
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	5,820										5,820
Total number of awards available for subscription (in shares)	0										0
Maximum total number of awards that may be subscribed (in shares)	5,820										5,820
BSA 2018-2 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)					0
BSA 2018-2 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary					1
BSA 2019-1
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)				140,000
Number of shares issued (in shares)				18,000
Total number of shares to which the awards were likely to give right (in shares)				18,000
BSA issue price (in euro pere share) | € / shares				€ 1.15
Exercise price (in euros per share) | € / shares				€ 11.66
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	18,000										18,000
Total number of awards available for subscription (in shares)	0										0
Maximum total number of awards that may be subscribed (in shares)	18,000										18,000
BSA 2019-1 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)				12,700
BSA 2019-1 | Anne-Marie GRAFFIN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)				2,900
BSA 2019-1 | Enno SPILLNER
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)				4,000
BSA 2019-1 | Alain HERRERA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)				2,900
BSA 2019-1 | Christophe DOUAT (observer)
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)				2,900
BSA 2019-1 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary				1
BSA 2020
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)			500,000
Number of shares issued (in shares)			18,000
Total number of shares to which the awards were likely to give right (in shares)			18,000
BSA issue price (in euro pere share) | € / shares			€ 0.29
Exercise price (in euros per share) | € / shares			€ 6.59
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	18,000										18,000
Total number of awards available for subscription (in shares)	0										0
Maximum total number of awards that may be subscribed (in shares)	18,000										18,000
BSA 2020 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			14,024
BSA 2020 | Anne-Marie GRAFFIN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			3,843
BSA 2020 | Enno SPILLNER
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			3,829
BSA 2020 | Alain HERRERA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			3,195
BSA 2020 | Christophe DOUAT (observer)
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			3,157
BSA 2020 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary			1
BSA 2021 (a)
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		650,000
Number of shares issued (in shares)		48,103
Total number of shares to which the awards were likely to give right (in shares)		48,103
BSA issue price (in euro pere share) | € / shares		€ 2.95
Exercise price (in euros per share) | € / shares		€ 13.47
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	33,672
Total number of awards outstanding (in shares)	14,431										14,431
Total number of awards available for subscription (in shares)	0										0
Maximum total number of awards that may be subscribed (in shares)	14,431										14,431
BSA 2021 (a) | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (a) | Anne-Marie GRAFFIN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (a) | Enno SPILLNER
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (a) | Alain HERRERA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (a) | Christophe DOUAT (observer)
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (a) | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		1
BSA 2021 (b)
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		650,000
Number of shares issued (in shares)		30,000
Total number of shares to which the awards were likely to give right (in shares)		30,000
BSA issue price (in euro pere share) | € / shares		€ 0.68
Exercise price (in euros per share) | € / shares		€ 13.64
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	30,000
Total number of awards outstanding (in shares)	0										0
Total number of awards available for subscription (in shares)	0										0
Maximum total number of awards that may be subscribed (in shares)	0										0
BSA 2021 (b) | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (b) | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		1